Financial investments and financial receivables (Tables)	12 Months Ended
Dec. 31, 2022
Financial investments and financial receivables [abstract]
Disclosure Of Noncurrent Financial Assets Explanatory [Table Text Block]	Non-current financial investments At 31 December (in USD million) 2022 2021 Bonds 1,448 1,822 Listed equity securities 794 1,131 Non-listed equity securities 491 393 Financial investments 2,733 3,346
Disclsoure Of Prepayments And Financial Receivables Explanatory [Table Text Block]
Non-current prepayments and financial receivables
At 31 December
(in USD million) 2022 2021
Interest-bearing financial receivables

1,658 707
Other interest-bearing receivables 66 276
Prepayments and other non-interest-bearing receivables 339 104
Prepayments and financial receivables 2,063 1,087

Disclosure of other current assets [text block]	Current financial investments At 31 December (in USD million) 2022 2021 Time deposits 12,373 7,060 Interest-bearing securities 17,504 14,186 Financial investments 29,876 21,246